Average Annual Total Returns{- Templeton China World Fund} - Templeton China World Fund-24 - Templeton China World Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI China Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI China Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI China Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI China Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI China Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI China Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	10.45%	4.79%	3.80%	6.40%	0.87%	1.34%	9.31%	3.20%	2.71%	15.04%	5.20%	3.64%	17.38%	6.48%	4.72%	[1]	17.18%	6.26%	4.68%	23.46%	[2]	7.49%	[2]	5.34%	[2]	23.66%	7.69%	5.57%

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI China Index-NR is replacing the MSCI China Index as the Fund's benchmark because the investment manager believes the MSCI China Index-NR provides a more consistent basis for comparison relative to the Fund's peers.